SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expense		¥ 2,107,365	¥ 1,646,015
Deferred tax expense		(62,182)	(56,182)
Total	$ 281,834	¥ 2,045,183	¥ 1,589,833